AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 94.7%
Communication Services - 10.8%
Baidu, Inc., Class A (China)*	34,216	$575,172
Kanzhun, Ltd., ADR (China)*	4,850	117,807
Kingsoft Corp., Ltd. (China)	72,200	265,843
Kuaishou Technology (China)*,1	26,400	232,289
MultiChoice Group (South Africa)[2]	24,758	170,460
NetEase, Inc. (China)	12,525	222,220
Tencent Holdings, Ltd. (China)	13,306	648,387
Tencent Music Entertainment Group, ADR (China)*	13,572	113,869

Total Communication Services		2,346,047
Consumer Discretionary - 21.9%
Alibaba Group Holding, Ltd. (China)*	59,328	815,681
Feng TAY Enterprise Co., Ltd. (Taiwan)	38,355	253,244
H World Group Ltd., ADR (China)	6,100	289,628
Haidilao International Holding, Ltd. (China)*,1	49,000	133,609
JD.com, Inc., Class A (China)	7,752	230,183
Li Ning Co., Ltd. (China)	47,000	464,626
MakeMyTrip, Ltd. (India)*,2	11,248	325,967
Meituan, Class B (China)*,1	1,330	29,733
Midea Group Co., Ltd., Class A (China)	22,885	187,808
Pepco Group, N.V. (United Kingdom)*,1	21,230	205,899
Prosus, N.V. (Netherlands)	2,362	190,720
Sands China, Ltd. (Macau)*	99,550	373,321
Shenzhou International Group Holdings, Ltd. (China)	4,160	52,389
Trip.com Group, Ltd., ADR (China)*	16,577	609,371
Yum China Holdings, Inc. (China)	9,967	614,067

Total Consumer Discretionary		4,776,246
Consumer Staples - 7.3%
Angel Yeast Co., Ltd., Class A (China)	12,700	78,378
Bid Corp., Ltd. (South Africa)	15,193	313,028
By-health Co., Ltd., Class A (China)	19,900	68,072
CP All PCL (Thailand)	48,168	97,297
Dino Polska, S.A. (Poland)*,1	2,901	262,815
Fomento Economico Mexicano, S.A.B de CV (Mexico)	28,396	248,621
Orion Corp. (South Korea)*	2,085	211,046
Vietnam Dairy Products JSC (Vietnam)	23,700	78,029
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	61,773	241,279

Total Consumer Staples		1,598,565
Energy - 3.1%
ADNOC Drilling Co. PJSC (United Arab Emirates)	102,700	94,826
	Shares	Value

Reliance Industries, Ltd. (India)	19,888	$573,717

Total Energy		668,543
Financials - 23.7%
AIA Group, Ltd. (Hong Kong)	43,568	492,652
Al Rajhi Bank (Saudi Arabia)*	3,850	84,512
B3, S.A. - Brasil Bolsa Balcao (Brazil)	32,700	83,549
Banco Bradesco, S.A., ADR (Brazil)	33,783	94,255
Bank Mandiri Persero Tbk PT (Indonesia)	704,516	469,444
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	852,236	261,353
BDO Unibank, Inc. (Philippines)	148,288	334,454
China International Capital Corp., Ltd., Class H (China)[1]	187,600	419,216
East Money Information Co., Ltd., Class A (China)	42,400	142,079
Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	47,542	393,859
HDFC Bank, Ltd. (India)	42,940	845,001
HDFC Life Insurance Co., Ltd. (India)[1]	19,200	136,064
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	3,500	157,422
Housing Development Finance Corp., Ltd. (India)	23,869	768,401
Ping An Insurance Group Co. of China, Ltd., Class H (China)	29,500	229,147
XP, Inc., Class A (Brazil)*,2	14,906	265,625

Total Financials		5,177,033
Health Care - 2.5%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	20,600	148,106
CSPC Pharmaceutical Group, Ltd. (China)	105,408	120,187
Fleury, S.A. (Brazil)	41,432	126,264
Jinxin Fertility Group, Ltd. (China)[1]	39,500	36,801
Lepu Medical Technology Beijing Co., Ltd., Class A (China)	22,100	73,134
Syngene International, Ltd. (India)[1]	6,060	41,765

Total Health Care		546,257
Industrials - 4.5%
Contemporary Amperex Technology Co., Ltd., Class A (China)	2,100	145,668
Copa Holdings, S.A., Class A (Panama)*	2,700	248,616
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	23,355	402,259
International Container Terminal Services, Inc. (Philippines)	31,900	121,269
Shenzhen Inovance Technology Co., Ltd., Class A (China)	5,500	58,197

Total Industrials		976,009

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 20.9%
Advantech Co., Ltd. (Taiwan)	10,727	$122,660
Delta Electronics, Inc. (Taiwan)	27,100	262,801
FPT Corp. (Vietnam)	20,000	71,395
Globant SA (Uruguay)*	1,300	210,834
Infosys, Ltd., Sponsored ADR (India)	5,926	111,409
MediaTek, Inc. (Taiwan)	12,000	289,932
Pagseguro Digital, Ltd., Class A (Brazil)*	3,838	38,726
Samsung Electronics Co., Ltd. (South Korea)	20,267	1,009,505
Silergy Corp. (China)	4,000	81,398
SK Hynix, Inc. (South Korea)	5,584	403,968
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	94,632	1,669,952
Tata Consultancy Services, Ltd. (India)	2,234	92,205
TOTVS, S.A. (Brazil)	34,100	201,726

Total Information Technology		4,566,511

Total Common Stocks (Cost $14,958,775)		20,655,211

	Principal Amount	Value
Short-Term Investments - 4.1%
Joint Repurchase Agreements - 0.1%[3]
Bank of America Securities, Inc., dated 01/31/23, due 02/01/23, 4.270% total to be received $31,919 (collateralized by a U.S. Treasury, 1.125%, 08/31/28, totaling $32,553)	$31,915	$31,915
Repurchase Agreements - 4.0%
Fixed Income Clearing Corp., dated 01/31/23, due 02/01/23, 4.150% total to be received $865,100 (collateralized by a U.S. Treasury, 1.875%, 02/15/32, totaling $882,380)	865,000	865,000

Total Short-Term Investments (Cost $896,915)		896,915
Total Investments - 98.8% (Cost $15,855,690)		21,552,126
Other Assets, less Liabilities - 1.2%		269,375
Net Assets - 100.0%		$21,821,501

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $1,498,191 or 6.9% of net assets.
[2]	Some of these securities, amounting to $597,872 or 2.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$837,288	$4,339,745	—	$5,177,033
Consumer Discretionary	1,839,033	2,937,213	—	4,776,246
Information Technology	562,695	4,003,816	—	4,566,511
Communication Services	402,136	1,943,911	—	2,346,047
Consumer Staples	802,928	795,637	—	1,598,565
Industrials	650,875	325,134	—	976,009
Energy	—	668,543	—	668,543
Health Care	274,370	271,887	—	546,257
Short-Term Investments
Joint Repurchase Agreements	—	31,915	—	31,915
Repurchase Agreements	—	865,000	—	865,000
Total Investments in Securities	$5,369,325	$16,182,801	—	$21,552,126

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2023, was as follows:
Country	% of Long-Term Investments
Brazil	3.9
China	34.9
Hong Kong	3.2
India	14.0
Indonesia	3.5
Macau	1.8
Mexico	6.2
Netherlands	0.9
Panama	1.2
Philippines	2.2
Poland	1.3
Country	% of Long-Term Investments
Saudi Arabia	0.4
South Africa	2.3
South Korea	7.9
Taiwan	12.6
Thailand	0.5
United Arab Emirates	0.5
United Kingdom	1.0
Uruguay	1.0
Vietnam	0.7
100.0

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$597,872	$31,915	$581,245	$613,160
The following table summarizes the securities received as collateral for securities lending at January 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.